Related Party Transactions Details of related parties transactions (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Payment guarantees to related parties		₩ 71,459,000,000		₩ 70,587,000,000
KDIC
Outstanding balances for related party transactions [Abstract]
Loans		0		9,000,000
Other assets		0		270,041,000,000
Deposits due to customers		0		1,894,631,000,000
Other liabilities		0		15,568,000,000
Related party transactions [Abstract]
Interest income		0		11,778,000,000		₩ 22,237,000,000
Interest expenses		₩ 15,331,000,000		20,966,000,000		23,584,000,000
Impairment losses due to credit loss						₩ 29,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Loan commitment				₩ 1,500,000,000,000
Description of nature of related party relationship		Corporation that have significant influence over the group		Corporation that have significant influence over the group		Corporation that have significant influence over the group
Description of changes of ownership interest of related party	[1]	As its ownership interest in the Group is lower than 20% as of December 31, 2017, it has been excluded from the corporation that have significant influence over the Group.
Kumho Tires Co Inc
Outstanding balances for related party transactions [Abstract]
Loans		₩ 170,917,000,000		₩ 299,523,000,000
Allowance for credit loss		(156,712,000,000)		(715,000,000)
Deposits due to customers		666,000,000		45,957,000,000
Other liabilities		50,000,000		50,000,000
Related party transactions [Abstract]
Interest income		2,641,000,000		2,430,000,000		₩ 2,698,000,000
Interest expenses		1,000,000		68,000,000		205,000,000
Fees income		5,000,000		6,000,000		6,000,000
Impairment losses due to credit loss		155,997,000,000		162,000,000		₩ (2,353,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Loan commitment		636,000,000		126,435,000,000
Letter of credit and others		₩ 4,181,000,000		₩ 24,187,000,000
Description of nature of related party relationship		Associates		Associates		Associates
Woori Blackstone Korea Opportunity Private Equity Fund No.1
Outstanding balances for related party transactions [Abstract]
Other assets		₩ 0		₩ 34,000,000
Other liabilities		0		306,000,000
Related party transactions [Abstract]
Fees income		₩ 6,225,000,000		₩ 1,364,000,000		₩ 1,437,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates		Associates		Associates
Woori Service Networks Co Ltd
Outstanding balances for related party transactions [Abstract]
Loans		₩ 45,000,000		₩ 29,000,000
Deposits due to customers		1,311,000,000		2,572,000,000
Other liabilities		357,000,000		393,000,000
Related party transactions [Abstract]
Interest expenses		24,000,000		49,000,000		₩ 83,000,000
Fees expenses		543,000,000		985,000,000		821,000,000
Impairment losses due to credit loss						2,000,000
Other income		30,000,000		29,000,000		28,000,000
Other expenses		507,000,000		222,000,000		₩ 228,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Loan commitment		₩ 155,000,000		₩ 171,000,000
Description of nature of related party relationship		Associates		Associates		Associates
Korea Credit Bureau Co Ltd
Outstanding balances for related party transactions [Abstract]
Loans		₩ 6,000,000		₩ 2,000,000
Deposits due to customers		5,586,000,000		5,069,000,000
Other liabilities		54,000,000		40,000,000
Related party transactions [Abstract]
Interest expenses		82,000,000		138,000,000		₩ 74,000,000
Fees expenses		2,079,000,000		1,915,000,000		₩ 1,690,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Loan commitment		₩ 29,000,000		₩ 33,000,000
Description of nature of related party relationship		Associates		Associates		Associates
Korea Finance Security Co Ltd
Outstanding balances for related party transactions [Abstract]
Loans		₩ 56,000,000		₩ 55,000,000
Deposits due to customers		2,854,000,000		2,801,000,000
Other liabilities		7,000,000		6,000,000
Related party transactions [Abstract]
Interest expenses		12,000,000		10,000,000		₩ 39,000,000
Fees expenses		0		110,000,000		93,000,000
Impairment losses due to credit loss						₩ (3,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Loan commitment		₩ 204,000,000		₩ 205,000,000
Description of nature of related party relationship		Associates		Associates		Associates
Chin Hung International Inc
Outstanding balances for related party transactions [Abstract]
Loans		₩ 408,000,000		₩ 4,320,000,000
Allowance for credit loss		(22,000,000)		(4,287,000,000)
Deposits due to customers		46,220,000,000		14,047,000,000
Other liabilities		1,658,000,000		279,000,000
Related party transactions [Abstract]
Interest income		364,000,000		240,000,000		₩ 807,000,000
Interest expenses		27,000,000		28,000,000		35,000,000
Fees income		1,000,000		1,000,000		1,000,000
Impairment losses due to credit loss		(4,265,000,000)		(481,000,000)		₩ (534,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Loan commitment		₩ 31,891,000,000		₩ 40,904,000,000
Description of nature of related party relationship		Associates		Associates		Associates
Poonglim Industrial Co Ltd
Outstanding balances for related party transactions [Abstract]
Deposits due to customers		₩ 4,000,000		₩ 283,000,000
Related party transactions [Abstract]
Interest expenses		0		2,000,000		₩ 11,000,000
Impairment losses due to credit loss		₩ 0		₩ (1,557,000,000)		₩ (1,565,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates		Associates		Associates
STX Engine Co Ltd
Outstanding balances for related party transactions [Abstract]
Loans		₩ 106,176,000,000		₩ 107,974,000,000
Allowance for credit loss		(88,734,000,000)		(89,531,000,000)
Deposits due to customers		18,092,000,000		13,260,000,000
Other liabilities		29,000,000		588,000,000
Related party transactions [Abstract]
Interest income		1,417,000,000		1,348,000,000		₩ 1,358,000,000
Interest expenses		147,000,000		97,000,000		46,000,000
Fees income		28,000,000		58,000,000		67,000,000
Impairment losses due to credit loss		(797,000,000)		63,866,000,000		₩ 20,524,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Loan commitment				685,000,000
Letter of credit and others		₩ 68,858,000,000		₩ 63,103,000,000
Description of nature of related party relationship		Associates		Associates		Associates
Samho International Co Ltd
Outstanding balances for related party transactions [Abstract]
Loans		₩ 0		₩ 37,327,000,000
Allowance for credit loss		0		(717,000,000)
Deposits due to customers		0		82,917,000,000
Other liabilities		0		216,000,000
Related party transactions [Abstract]
Interest income		486,000,000		916,000,000		₩ 1,015,000,000
Interest expenses		334,000,000		525,000,000		981,000,000
Fees income		5,000,000		5,000,000		3,000,000
Impairment losses due to credit loss		₩ (717,000,000)		(5,166,000,000)		₩ (2,098,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Loan commitment				₩ 30,083,000,000
Description of nature of related party relationship		Associates		Associates		Associates
Description of changes of ownership interest of related party	[2]	As the Group sold its entire ownership interest of the entity, it is excluded from the investment in associates during the years ended December 31, 2017.
Force TEC Co Ltd
Related party transactions [Abstract]
Interest income		₩ 0		₩ 153,000,000		₩ 249,000,000
Impairment losses due to credit loss						₩ 5,900,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates	[3]	Associates		Associates
Hana Engineering and Construction Co Ltd
Related party transactions [Abstract]
Impairment losses due to credit loss						₩ (98,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates	[4]	Associates		Associates
Description of changes of ownership interest of related party				As the Group sold its ownership interests in the entities during the year ended December 31, 2016, these entities were excluded from the investment in associates.
STX Corporation
Outstanding balances for related party transactions [Abstract]
Loans		₩ 47,711,000,000		₩ 144,035,000,000
Allowance for credit loss		(31,210,000,000)		(92,643,000,000)
Deposits due to customers		77,555,000,000		14,412,000,000
Other liabilities		80,000,000		90,000,000
Related party transactions [Abstract]
Interest income		219,000,000		1,039,000,000		₩ 1,729,000,000
Interest expenses		4,000,000		7,000,000		6,000,000
Fees income		30,000,000		75,000,000		89,000,000
Impairment losses due to credit loss		(61,432,000,000)		73,457,000,000		₩ (4,060,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Loan commitment		53,000,000		71,000,000
Letter of credit and others		₩ 17,557,000,000		₩ 24,316,000,000
Description of nature of related party relationship		Associates		Associates		Associates
Osung LST Co Ltd
Outstanding balances for related party transactions [Abstract]
Loans		₩ 0		₩ 0
Allowance for credit loss		0		0
Related party transactions [Abstract]
Interest income		0		170,000,000		₩ 226,000,000
Interest expenses		0		1,000,000		16,000,000
Impairment losses due to credit loss		₩ 0		₩ (338,000,000)		₩ (223,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates	[4]	Associates		Associates
Description of changes of ownership interest of related party				As the Group sold its ownership interests in the entities during the year ended December 31, 2016, these entities were excluded from the investment in associates.
Ilyang Construction Co Ltd
Related party transactions [Abstract]
Impairment losses due to credit loss						₩ 215,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates	[4]	Associates		Associates
Description of changes of ownership interest of related party				As the Group sold its ownership interests in the entities during the year ended December 31, 2016, these entities were excluded from the investment in associates.
Woori Columbus First Private Equity Fund
Related party transactions [Abstract]
Fees income		₩ 272,000,000		₩ 308,000,000		₩ 546,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates		Associates		Associates
K BANK Co Ltd
Outstanding balances for related party transactions [Abstract]
Loans		₩ 212,000,000
Other assets		0		₩ 325,000,000
Related party transactions [Abstract]
Fees income		0		296,000,000
Other income		₩ 1,051,000,000		₩ 1,638,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates		Associates		Associates
Description of changes of ownership interest of related party	[5]			Due to capital contribution during the year ended December 31, 2016, the entity has been included in the investment in associates.
Well to Sea No.3 Private Equity Fund
Outstanding balances for related party transactions [Abstract]
Loans		₩ 73,810,000,000
Allowance for credit loss		(39,000,000)
Deposits due to customers		61,000,000
Other liabilities		27,000,000
Related party transactions [Abstract]
Interest income		982,000,000
Interest expenses		4,000,000
Impairment losses due to credit loss		39,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Loan commitment		₩ 236,190,000,000
Description of nature of related party relationship		Associates		Associates		Associates
Description of changes of ownership interest of related party	[6]	Due to capital contribution by the Group during the year ended December 31, 2017, the entity was included in the investment in associates.
Others
Outstanding balances for related party transactions [Abstract]
Loans		₩ 499,000,000		₩ 619,000,000
Allowance for credit loss		(471,000,000)		(253,000,000)
Other assets		1,000,000		8,000,000
Deposits due to customers		2,906,000,000		4,460,000,000
Other liabilities		73,000,000		60,000,000
Related party transactions [Abstract]
Interest expenses		13,000,000		17,000,000
Impairment losses due to credit loss		₩ 218,000,000		₩ 253,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates		Associates		Associates
Description of other related parties with outstanding balances		Others include Saman Corporation, Kyesan Engineering Co., Ltd., Hyunwoo International Co., Ltd., DAEA SNC Co., Ltd. and others as of December 31, 2016 and 2017	[7]	Others include Saman Corporation, Kyesan Engineering Co., Ltd., Hyunwoo International Co., Ltd., DAEA SNC Co., Ltd. and others as of December 31, 2016 and 2017	[8]
Description of other related parties with transactions		Others include Saman Corporation, Kyesan Engineering Co., Ltd., Hyunwoo International Co., Ltd., DAEA SNC Co., Ltd. and others as of December 31, 2017, and Saman Corporation, Kyesan Engineering Co., Ltd., Gachi Staff Co., Ltd., QTS Shipping Co., Ltd., and others were included as of December 31, 2016, respectively.	[8]	Others include Saman Corporation, Kyesan Engineering Co., Ltd., Hyunwoo International Co., Ltd., DAEA SNC Co., Ltd. and others as of December 31, 2017, and Saman Corporation, Kyesan Engineering Co., Ltd., Gachi Staff Co., Ltd., QTS Shipping Co., Ltd., and others were included as of December 31, 2016, respectively.
Ansang Tech Co Ltd
Related party transactions [Abstract]
Impairment losses due to credit loss						₩ (38,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates	[9]	Associates		Associates

[1]	As its ownership interest in the Group is lower than 20% as of December 31, 2017, it has been excluded from the corporation that have significant influence over the Group.
[2]	As the Group sold its entire ownership interest of the entity, it is excluded from the investment in associates during the years ended December 31, 2017.
[3]	The entity is not in scope for the associates as of December 31, 2017, because the Group does not have significant influence over the entity due to the fact that it is going through workout process under receivership.
[4]	As the Group sold its ownership interests in the entities during the year ended December 31, 2016, these entities were excluded from the investment in associates.
[5]	Due to capital contribution during the year ended December 31, 2016, the entity has been included in the investment in associates.
[6]	Due to capital contribution by the Group during the year ended December 31, 2017, the entity was included in the investment in associates.
[7]	Others include Saman Corporation, Kyesan Engineering Co., Ltd., Hyunwoo International Co., Ltd., DAEA SNC Co., Ltd. and others as of December 31, 2016 and 2017
[8]	Others include Saman Corporation, Kyesan Engineering Co., Ltd., Hyunwoo International Co., Ltd., DAEA SNC Co., Ltd. and others as of December 31, 2017, and Saman Corporation, Kyesan Engineering Co., Ltd., Gachi Staff Co., Ltd., QTS Shipping Co., Ltd., and others were included as of December 31, 2016, respectively.
[9]	As the Group sold its ownership interests in the entities during the year ended December 31, 2015, these entities were excluded from the investment in associates.